Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Fixed Assets

Fixed Assets consist of the following:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Leasehold improvement	$33,150	$32,944	$32,965
Furniture & Fixture	7,809	7,761	6,995
Equipment	8,715	8,660	8,666
Motor Vehicle	153,302	69,307	69,350
Total	202,976	118,672	117,976
Less: accumulated depreciation	124,861	108,699	88,733
Net book value	$78,115	$9,973	$29,243